Mining interests - Carrying amount (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Mining Interests
Property, plant and equipment	$ 1,687.1	$ 1,927.2
New Afton
Mining Interests
Property, plant and equipment	843.8	1,032.3
Rainy River
Mining Interests
Property, plant and equipment	839.4	890.4
Other
Mining Interests
Property, plant and equipment	3.9	4.5
Depletable
Mining Interests
Property, plant and equipment	1,142.8	755.1
Depletable | New Afton
Mining Interests
Property, plant and equipment	684.6	373.5
Depletable | Rainy River
Mining Interests
Property, plant and equipment	458.2	381.6
Depletable | Other
Mining Interests
Property, plant and equipment	0.0	0.0
Non- depletable
Mining Interests
Property, plant and equipment	4.0	367.2
Non- depletable | New Afton
Mining Interests
Property, plant and equipment	0.0	359.9
Non- depletable | Rainy River
Mining Interests
Property, plant and equipment	2.9	6.2
Non- depletable | Other
Mining Interests
Property, plant and equipment	1.1	1.1
Plant & equipment
Mining Interests
Property, plant and equipment	358.2	692.4
Plant & equipment | New Afton
Mining Interests
Property, plant and equipment	78.1	275.2
Plant & equipment | Rainy River
Mining Interests
Property, plant and equipment	277.3	413.8
Plant & equipment | Other
Mining Interests
Property, plant and equipment	2.8	3.4
Construction in progress
Mining Interests
Property, plant and equipment	182.1	112.5
Construction in progress | New Afton
Mining Interests
Property, plant and equipment	81.1	23.7
Construction in progress | Rainy River
Mining Interests
Property, plant and equipment	101.0	88.8
Construction in progress | Other
Mining Interests
Property, plant and equipment	$ 0.0	$ 0.0